(2) Principles of Consolidation	3 Months Ended
Dec. 31, 2013
Notes
(2) Principles of Consolidation

(2)           PRINCIPLES OF CONSOLIDATION

The condensed consolidated financial statements include the accounts of SecureAlert and its subsidiaries. All significant inter-company transactions have been eliminated in consolidation.